CONVERTIBLE PREFERRED SHARES, SHAREHOLDERS' EQUITY AND EQUITY INCENTIVE PLAN (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 50,104	$ 27,332	$ 14,017
Share option plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	50,104	27,332	14,017
Cost of revenues | Share option plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	3,896	1,804	201
Research and development | Share option plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	7,285	3,863	1,596
Sales and marketing | Share option plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	19,126	8,205	1,105
General and administrative | Share option plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 19,797	$ 13,460	$ 11,115